CONVERTIBLE NOTES PAYABLE (Details Textual) (USD $)				12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Convertible Notes Payable [Member]	Sep. 30, 2013 Convertible Notes Payable [Member]
Debt Instrument, Face Amount				$ 460,000
Interest rate				12.00%
Debt Instrument, Convertible, Terms of Conversion Feature				Under the terms of the notes, the holder of the note has the option to convert the note to common shares at a discount of 15% from the average market price of the lowest three trading prices for the common stock during the ten trading days prior to the conversion date.
Warrants Issued During Period Number Of Warrants				842,500
Warrants Issued During Period Exercise Price Of Warrants				$ 0.50
Debt Instrument, Unamortized Discount				178,867
Convertible notes payable	0	232,000	0
Interest Payable, Current				$ 9,764	$ 0